Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per share

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income	532,672,757	860,908,711	534,643,942
Basic weighted average number of common shares outstanding	1,230,434,041	1,251,608,224	1,371,643,240
Effect of dilutive share options	100,975,533	137,727,545	96,143,147
Dilutive weighted average number of ordinary shares	1,331,409,574	1,389,335,769	1,467,786,387
Basic earnings per share	0.43	0.69	0.39
Diluted earnings per share	0.40	0.62	0.36